Consolidated income statement of Aegon N.V. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [LineItems]
Premium income	€ 16,099	€ 18,138	€ 19,316
Investment income	7,149	7,531	7,035
Fee and commission income	2,405	2,523	2,558
Other revenues	4	6	5
Total revenues	25,657	28,197	28,914
Income from reinsurance ceded	3,965	3,586	3,791
Results from financial transactions	21,397	35,386	(11,701)
Other income	68	200	8
Total income	51,087	67,370	21,013
Premiums paid to reinsurers	2,703	2,434	2,663
Policyholder claims and benefits	42,006	56,856	10,614
Profit sharing and rebates	8	17	23
Commissions and expenses	5,983	6,153	6,224
Impairment charges / (reversals)	391	169	78
Interest charges and related fees	505	513	507
Other charges	150	1	375
Total charges	51,746	66,142	20,483
Income before share in profit / (loss) of joint ventures, associates and tax	(659)	1,228	530
Share in profit / (loss) of joint ventures	184	214	210
Share in profit / (loss) of associates	111	12	6
Income / (loss) before tax	(364)	1,453	746
Income tax (expense)/benefit	229	(217)	(39)
Net income / (loss)	(135)	1,236	707
Net income / (loss) attributable to:
Owners of Aegon N.V.	(146)	€ 1,235	706
Non-controlling interests	€ 11		€ 1
Earnings per share (EUR per share)
Basic earnings per common	€ (0.09)	€ 0.56	€ 0.29
Diluted earnings per common	€ (0.09)	€ 0.56	€ 0.29
Owners of Aegon N.V.	€ (146)	€ 1,235	€ 706
Common share B [member]
Earnings per share (EUR per share)
Basic earnings per common	€ 0.00	€ 0.01	€ 0.01
Diluted earnings per common	€ 0.00	€ 0.01	€ 0.01
Aegon N.V [member]
Statement [LineItems]
Investment income	€ 10	€ 47
Total revenues	10	47
Results from financial transactions	2	(15)
Total income	12	32
Commissions and expenses	71	74
Interest charges and related fees	126	139
Total charges	197	213
Income / (loss) before tax	(185)	(181)
Income tax (expense)/benefit	(39)	(40)
Net income / (loss)	(146)	(141)	€ (122)
Net income / (loss) attributable to:
Owners of Aegon N.V.	(146)	1,235	706
Net income/(loss) group companies		1,376	828
Earnings per share (EUR per share)
Owners of Aegon N.V.	€ (146)	€ 1,235	€ 706